Description of the Plan - Contributions and Investment Options (Details) - Metropolitan Commercial Bank 401(k) Plan	12 Months Ended
Dec. 31, 2025 USD ($)
Description of the Plan
Deferral rate	6.00%
Employer contribution (in percentage)	50.00%
Percentage of participant eligible compensation	6.00%
Profit-sharing contributions	$ 0
EBP, Investment Program, Single Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Minimum
Description of the Plan
Employee contribution (in percentage)	1.00%
Maximum
Description of the Plan
Employee contribution (in percentage)	90.00%